Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001494259
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	CarGurus, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38233
Entity Tax Identification Number	04-3843478
Entity Address, Address Line One	Cambridge Parkway
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	354-0068
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	CARG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31